LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Maturities Of Long-Term Debt) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Long-term Debt, Excluding Current Maturities [Abstract]
2019	$ 416
2020	308
Total long-term debt	$ 724